                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number: _____

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Chesley, Taft & Associates, LLC
Address: 10 South LaSalle Street, Suite 3250
         Chicago, Illinois 60603

Form 13F File Number: 28-10082

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Faris F. Chesley
Title: Manager
Phone: 312/873-1260

Signature, Place, and Date of Signing:


        /s/ Faris F. Chesley              Chicago, Illinois     November 7, 2008
-------------------------------------   ---------------------   ----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by OTHER reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:        164
Form 13F Information Table Value Total:     351228
                                        (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, OTHER than the manager filing this report.

                           FORM 13F INFORMATION TABLE

                                   30-Sep-08

                                                                                                             Voting Authority
                                Title of               Value   Shares/  Sh/  Put/   Invstmt    Other   ----------------------------
        Name of Issuer            class     CUSIP    (x$1000)  Prn Amt  Prn  Call   Dscretn  Managers     Sole    Shared     None
------------------------------  --------  ---------  --------  -------  ---  ----  --------  --------  ---------  ------  ---------
3M Company                      COM       88579y101      4033    59035  SH         Sole                    53429               5576
Abbott Labs                     COM       002824100      1322    22958  SH         Sole                    15188               7770
ABN AMRO Capital Funding Trust  PFD       00372Q201       697    85100  SH         Sole                    20600              64500
Accenture, Ltd.                 COM       G1150G111      2008    52835  SH         Sole                    48110               4725
Adobe Systems Inc.              COM       00724F101      2231    56528  SH         Sole                    52825               3653
Agilent Technologies Inc.       COM       00846U101       201     6776  SH         Sole                     6776
Air Products & Chemicals, Inc.  COM       009158106      1995    29130  SH         Sole                    27810               1300
Alcon Inc.                      COM       h01301102       412     2550  SH         Sole                     2550
American Express                COM       025816109       364    10286  SH         Sole                     8486               1800
American New Perspective Fund             648018406      2722   103883  SH         Sole                 2532.794          101350.05
Amgen, Inc.                     COM       031162100       257     4335  SH         Sole                     4335
Amphenol Corporation            COM       032095101      4385   109235  SH         Sole                    97385              11850
AON Corp                        COM       037389103       112     2490  SH         Sole                     1690                800
Apache Corp                     COM       037411105      1582    15175  SH         Sole                    14200                975
Apple, Inc.                     COM       037833100      2974    26170  SH         Sole                    24540               1600
Archer Daniels Midland          COM       039483102       511    23320  SH         Sole                    17820               5500
AT&T Inc. - (New)               COM       00206R102      5894   211102  SH         Sole                    29645             181457
Autodesk, Inc.                  COM       052769106       539    16072  SH         Sole                    16072
Automatic Data Processing       COM       053015103       254     5930  SH         Sole                     5630                300
Bank of America Corporation     COM       060505104       491    14022  SH         Sole                    10316               3706
Bank of Hawaii Corporation      COM       062540109       397     7424  SH         Sole                                        7424
Barclay's Bank PLC Pfd 8.125%   PFD       06739h362       513    30000  SH         Sole                     6000              24000
Barclays Bank PLC Pfd. 6.625%   PFD       06739f390       700    46900  SH         Sole                    25000              21900
Barclays Bank PLC Pfd. 7.75%    PFD       06739H511       614    39100  SH         Sole                    11000              28100
Becton Dickinson & Company      COM       075887109       281     3500  SH         Sole                     3500
Bed Bath & Beyond, Inc.         COM       075896100       473    15050  SH         Sole                    13475               1575
Berkshire Hathaway Inc. - Clas  COM       084670108       261        2  SH         Sole                                           2

BP PLC ADR United Kingdom       COM       055622104      1830    36483  SH         Sole                    24410              12073
Bristol Meyers Squibb Co        COM       110122108       723    34700  SH         Sole                    23610              11090
Caterpillar Inc.                COM       149123101       316     5300  SH         Sole                     3400               1900
Central Fund Canada Cl A        ETF       153501101       193    17850  SH         Sole                                       17850
Chevron Corp                    COM       166764100      4199    50913  SH         Sole                    33541              17372
Cisco Systems                   COM       17275R102      7826   346908  SH         Sole                   150313             196495
Citigroup Inc.                  COM       172967101       308    15000  SH         Sole                    15000
Coca-Cola Co                    COM       191216100      1170    22120  SH         Sole                    12310               9810
Cognizant Technology Solutions  COM       192446102      3333   145990  SH         Sole                   129670              16260
Colgate Palmolive Company       COM       194162103       339     4505  SH         Sole                     4505
Columbia Acorn Fund Z                     197199409       748  31422.5  SH         Sole                 4116.907           27305.57
Costco Wholesale Corp.          COM       22160K105       234     3600  SH         Sole                      300               3300
Covance, Inc.                   COM       222816100      8183    92560  SH         Sole                    33154              59376
Crane Co.                       COM       224399105       602    20250  SH         Sole                    20250
Danaher Corp                    COM       235851102      6595    95030  SH         Sole                    37977              57023
Deere & Company                 COM       244199105       238     4800  SH         Sole                     3400               1400
Deutsche Bank Capital Funding   PFD       25153u204      1405    95600  SH         Sole                    12800              82800
Dominion Resources              COM       25746U109       300     7020  SH         Sole                     4600               2420
Duke Energy Corp                COM       26441C105       195    11170  SH         Sole                    10170               1000
E I DuPont De Nemours & Co      COM       263534109      7277   180568  SH         Sole                    78497             102021
Ecolab Inc.                     COM       278865100      9882   203675  SH         Sole                    85529             118096
EMC Corporation                 COM       268648102       173    14450  SH         Sole                    12450               2000
Emerson Electric                COM       291011104      2267    55581  SH         Sole                    50840               4716
Express Scripts Inc Cl A        COM       302182100     14666   198669  SH         Sole                    70363             128256
Exxon Mobil Corp                COM       30231g102     11889   153094  SH         Sole                    55832              97262
FedEx Corp                      COM       31428x106       847    10710  SH         Sole                     9835                855
FPL Group Inc.                  COM       302571104       274     5450  SH         Sole                     2850               2600
Genentech Inc.                  COM       368710406       541     6100  SH         Sole                     4825               1250
General Electric Co.            COM       369604103      5425   212764  SH         Sole                   172901              39863
General Mills Inc.              COM       370334104       800    11642  SH         Sole                    11642
Genesis Lease Limited ADR       COM       37183T107       149    17000  SH         Sole                     9500               7500
Genzyme Corp General            COM       372917104       637     7875  SH         Sole                     6225               1650
Goldman Sachs Group, Inc.       COM       38141G104      2969    23195  SH         Sole                    20610               2575
Google Inc.                     COM       38259P508      6784    16939  SH         Sole                     6273              10651
Grainger WW Inc                 COM       384802104       322     3700  SH         Sole                     2000               1700
Heinz H J Company               COM       423074103      1180    23615  SH         Sole                    20615               2975
Henderson Global Tech Fund-A              425067105       296  24085.6  SH         Sole                 8689.522          15396.029

Hess Corporation                COM       42809H107       384     4676  SH         Sole                     4676
Hewlett-Packard Company         COM       428236103      6490   140349  SH         Sole                    12379             127970
Home Depot Inc.                 COM       437076102       408    15775  SH         Sole                    15300                475
Hormel Foods Corp               COM       440452100       218     6000  SH         Sole                                        6000
HSBC Holdings PLC 8.125%        PFD       404280703      1121    50800  SH         Sole                    30800              20000
HSBC Holdings PLC Series A 6.2  PFD       404280604      1377    78700  SH         Sole                     8600              70100
Illinois Tool Works, Inc.       COM       452308109      3016    67862  SH         Sole                    61262               6550
Ing Groep NV 6.375% Pfd.        PFD       456837608      1200   104150  SH         Sole                    25300              78850
Intel Corporation               COM       458140100       416    22208  SH         Sole                    18808               3400
International Business Machine  COM       459200101      4473    38240  SH         Sole                     8774              29466
Intuit Inc.                     COM       461202103       266     8400  SH         Sole                     8400
Intuititve Surgical, Inc.       COM       46120e602       759     3150  SH         Sole                      175               2975
iPATH Dow Jones AIG Commodity   ETF       06738C778      1434    27820  SH         Sole                    21045               6775
iShares iBoxx Inv Grade Corp B  ETF       464287242       544     6058  SH         Sole                     4425               1633
iShares Lehman 1-3 Yr Credit B  ETF       464288646       281     2875  SH         Sole                     2525                350
iShares Lehman Aggregate Bond   ETF       464287226      1896    19234  SH         Sole                    14231               4903
iShares Lehman US Treasury INF  ETF       464287176      1176    11610  SH         Sole                     8560               3050
iShares MSCI Canada Index Fund  ETF       464286509       467    17725  SH         Sole                    14575               3150
iShares MSCI Emerging Mkt       ETF       464287234      1606    47012  SH         Sole                    39262               7750
iShares Nasdaq Biotech Index    ETF       464287556      3156    38795  SH         Sole                    35380               3375
iShares S&P 500 Index Fund      ETF       464287200       478     4092  SH         Sole                     2192               1900
iShares S&P Smallcap 600 Index  ETF       464287804      1562    26246  SH         Sole                    21091               5155
iShares Trust MSCI EAFE Index   ETF       464287465     10199   181151  SH         Sole                   118977              62174
iShares Trust S&P MidCap 400 I  ETF       464287507      2712    37485  SH         Sole                    33714               3771
Jacobs Engineering              COM       469814107      3089    56878  SH         Sole                    52703               4175
Johnson & Johnson               COM       478160104     11292   162985  SH         Sole                    88843              74112
Johnson Controls, Inc.          COM       478366107      3130   103184  SH         Sole                    93424               9760
JPMorgan Chase & Co.            COM       46625h100      2191    46908  SH         Sole                    33482              13376
Kimberly Clark Corporation      COM       494368103       467     7200  SH         Sole                     7200
Kraft Foods Inc                 COM       50075n104       931    28439  SH         Sole                    23714               4725
L-3 Communications Holdings, I  COM       502424104      1268    12895  SH         Sole                    12020                875
Laboratory Corp                 COM       50540R409      4705    67700  SH         Sole                     1292              66408
Lowes Companies Inc.            COM       548661107       971    41000  SH         Sole                    36550               4450
Marsh & McLennan Companies, In  COM       571748102       225     7100  SH         Sole                     7100
McDonalds Corporation           COM       580135101      1476    23927  SH         Sole                    23454                473
Medco Health Solutions, Inc.    COM       58405u102       235     5216  SH         Sole                     4360                856
Medtronic Inc.                  COM       585055106      1690    33740  SH         Sole                    30190               3500

Merck & Co., Inc.               COM       589331107       540    17117  SH         Sole                    17117
Metropolitan Life Insurance Co  COM       59156r108      1418    25330  SH         Sole                    21955               3375
Microsoft Corporation           COM       594918104      2543    95291  SH         Sole                    43028              52263
Midcap SPDR Trust Series 1      ETF       595635103       334     2534  SH         Sole                     2159                375
National Fuel Gas Co            COM       636180101       548    13000  SH         Sole                                       13000
Nestle SA-Sponsored ADR         COM       641069406       204     4750  SH         Sole                                        4750
Northern Trust Company          COM       665859104      2723    37717  SH         Sole                    30202               7515
Novartis AG ADR                 COM       66987v109      1036    19605  SH         Sole                    16405               3200
O.T. Mining Corporation         COM       671061109        17    30000  SH         Sole                                       30000
Omnicom Group                   COM       681919106      3318    86060  SH         Sole                    77330               8680
Oracle Corp                     COM       68389X105      1749    86125  SH         Sole                    73950              12175
Pepsico Inc.                    COM       713448108      9345   131124  SH         Sole                    44465              86659
PETsMART, Inc.                  COM       716768106       255    10300  SH         Sole                     3300               7000
Pfizer, Inc                     COM       717081103      2884   156413  SH         Sole                   127634              28779
Pharmaceutical Product Develop  COM       717124101       608    14700  SH         Sole                    13000               1700
Philip Morris International, I  COM       718172109      4914   102156  SH         Sole                     8196              93860
Plains All Amer Pipeline L.P.             726503105       396    10000  SH         Sole                    10000
Praxair Inc.                    COM       74005P104       824    11483  SH         Sole                    10670                813
PrivateBancorp, Inc.            COM       742962103       800    19193  SH         Sole                    16493               2700
Procter & Gamble Company        COM       742718109     13866   198968  SH         Sole                    99070              99863
Qualcomm Inc.                   COM       747525103     10636   247520  SH         Sole                    96730             150650
Ralcorp Holdings Inc.           COM       751028101       846    12548  SH         Sole                    11777                721
Raytheon Co                     COM       755111507       385     7202  SH         Sole                     7202
Regeneron Pharmaceuticals, Inc  COM       75886f107       395    18100  SH         Sole                                       18100
Royal Bk Scotland Group Plc 6.  PFD       780097796       324    35000  SH         Sole                    13500              21500
Royal Bk Scotland Group PLC 7.  PFD       780097713       369    36900  SH         Sole                    23000              13900
Royal Bk Scotland Grp PLC 6.60  PFD       780097739       407    47100  SH         Sole                     8600              38500
Royal Dutch Shell PLC ADR CL A  COM       780259206       687    11646  SH         Sole                     5796               5850
Sara Lee Corp                   COM       803111103       212    16781  SH         Sole                    15911                870
Schlumberger Ltd                COM       806857108      2611    33435  SH         Sole                    30950               2485
Sinofert Holdings Ltd.(Hong Ko  COM         B0CJMD1        26    52000  SH         Sole                                       52000
SPDR Trust, Series 1            ETF       78462f103      1925    16593  SH         Sole                    13025               3568
Sprint Nextel Corporation       COM       852061100        67    11038  SH         Sole                     4125               6913
SRA International, Inc.         COM       78464R105       283    12500  SH         Sole                     9600               2900
St. Jude Medical                COM       790849103      5825   133935  SH         Sole                    33444             100491
Starbucks Corp                  COM       855244109      1707   114766  SH         Sole                   102436              12260
State Street Corporation        COM       857477103       264     4640  SH         Sole                     4640

Stericycle Inc.                 COM       858912108      4576    77670  SH         Sole                    71860               5750
Stryker Corporation             COM       863667101      5508    88415  SH         Sole                    19620              68695
Sysco Corp                      COM       871829107      2777    90070  SH         Sole                    58953              31117
T. Rowe Price Group, Inc.       COM       74144T108      1899    35360  SH         Sole                    32310               3050
Target Corporation              COM       87612e106      1625    33121  SH         Sole                    27200               5921
Teva Pharmaceutical Industries  COM       881624209      2137    46675  SH         Sole                    38775               7900
Texas Instruments Inc.          COM       882508104      1198    55700  SH         Sole                    43725              11975
Thermo Fisher Scientific, Inc.  COM       883556102     11334   206080  SH         Sole                    61924             144156
Transocean Inc. New             COM       G90073100       496     4520  SH         Sole                     4220                300
United Technologies Corp        COM       913017109       439     7310  SH         Sole                     3710               3600
UnitedHealth Group, Inc.        COM       91324p102       258    10150  SH         Sole                     7550               2600
Vanguard FTSE All-World Ex-US   ETF       922042775      1999    47110  SH         Sole                    44410               2700
Vanguard Total Bond Market Fun  ETF       921937835      2327    30775  SH         Sole                    10270              20505
Vanguard Total Stock Market In            922908306       232  8146.47  SH         Sole                 8008.442            138.024
Vanguard Total Stock Market VI  ETF       922908769       204     3499  SH         Sole                     3399                100
Verizon Communications          COM       92343V104      4658   145169  SH         Sole                    13643             131526
Videorec Technologies-Private   COM       926990656         0    18438  SH         Sole                                       18438
Wal Mart Stores, Inc.           COM       931142103       383     6400  SH         Sole                     6100                300
Walgreen Co                     COM       931422109      8423   272067  SH         Sole                    89020             182907
Walt Disney Productions         COM       254687106       350    11402  SH         Sole                     2502               8900
Waste Management Inc            COM       94106L109       198     6288  SH         Sole                                        6288
Wells Fargo Company             COM       949746101      3982   106090  SH         Sole                    92540              13550
Wells Fargo IX-5.625%           PFD       94979P203       362    19100  SH         Sole                    13100               6000
William Wrigley Jr Co           COM       982526105       373     4698  SH         Sole                                        4698
Wyeth                           COM       983024100       579    15661  SH         Sole                    15661
Zimmer Holdings, Inc.           COM       98956P102       971    15040  SH         Sole                    12390               2650
REPORT SUMMARY                  164 DATA RECORDS       351228                      0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED